LEASES (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021
Leases [Abstract]
2022	$ 38,358	$ 153,432
2023	158,028	158,028
2024	40,692	40,692
Imputed interest	(20,049)	(42,297)
Present value of lease liabilities	217,029	309,855
Present value of lease liabilities	$ 217,029	$ 309,855